Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 11 — INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2025 and 2024 consist of the following:

	As of December 31,
Intangible Assets	2025	2024
Land use rights, costs	$1,009,188	$966,853
Patent, costs	5,148	4,932
Accumulated amortization	(303,180)	(270,631)
Total intangible assets, net	$711,156	$701,154

The land use rights represents the Company’s land use rights of plant in Taian City, Shandong Province of the PRC, which had been pledged to secure the Company’s banking facilities granted to the Company as of December 31, 2025 and 2024. The carrying values of the pledged land use rights to secure bank loans by the Company are shown in Note 14.

Amortization expense was $20,139, $20,116 and $20,442 for the years ended December 31, 2025, 2024 and 2023, respectively. For the years ended December 31, 2025, 2024 and 2023, no impairment of intangible assets was recognized.